Balances and Transactions With Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Receivables from and Accounts Payable to Related Parties

The balances of accounts receivable and payables between the Company and its non-consolidated related parties are as follows:

Receivables from related parties							Balance as of
							12-31-2017	12-31-2016	12-31-2015
Taxpayer ID	Company	Description of the transaction	Term of the transaction	Relationship	Currency	Country	Current
No.							ThCh$	ThCh$	ThCh$
96.800.570-7	Enel Distribución Chile S.A.	Energy sales	Less than 90 days	Common control	CH$	Chile	42,378,091	35,228,094	44,709,413
96.800.570-7	Enel Distribución Chile S.A.	Tolls	Less than 90 days	Common control	CH$	Chile	10,673	-	-
96.800.570-7	Enel Distribución Chile S.A.	Dividends	Less than 90 days	Common control	CH$	Chile	-	26	-
96.800.570-7	Enel Distribución Chile S.A.	Other services	Less than 90 days	Common control	CH$	Chile	94,981	15,840	501,764
Foreign	Enel Generación Piura S.A.	Other services	Less than 90 days	Common control	CH$	Peru	165,875	346,061	-
96.783.910-8	Empresa Eléctrica de Colina Ltda.	Energy sales	Less than 90 days	Common control	CH$	Chile	-	22	3,009
96.783.910-8	Empresa Eléctrica de Colina Ltda.	Tolls	Less than 90 days	Common control	CH$	Chile	33	22,944	-
96.783.910-8	Empresa Eléctrica de Colina Ltda.	Other services	Less than 90 days	Common control	CH$	Chile	111	-	-
94.271.000-3	Enel Américas S.A.	Other services	Less than 90 days	Parent	CH$	Chile	54,949	152,290	-
76.536.353-5	Enel Chile S.A.	Other services	Less than 90 days	Parent	CH$	Chile	188,902	251,977	265,162
Foreign	Generalima S.A.	Other services	Less than 90 days	Common control	CH$	Peru	-	341,948	-
76.418.940-K	GNL Chile S.A.	Anticipated gas purchase	Less than 90 days	Associate	US$	Chile	18,793,098	16,780,275	15,570,315
76.418.940-K	GNL Chile S.A.	Loans	Less than 90 days	Associate	US$	Chile	-	-	1,498,339
76.788.080-4	GNL Quintero S.A.	Energy sales	Less than 90 days	Associate	CH$	Chile	-	-	571,118
76.107.186-6	Servicios Informáticos e Inmobiliarios Ltda.	Other services	Less than 90 days	Common control	CH$	Chile	-	60,740	18,277
96.800.460-3	Luz Andes Ltda.	Energy sales	Less than 90 days	Common control	CH$	Chile	-	2	2
96.800.460-3	Luz Andes Ltda.	Tolls	Less than 90 days	Common control	CH$	Chile	9	4,917	460
96.806.130-5	Electrogas S.A.	Dividends	Less than 90 days	Associate	CH$	Chile	-	-	1,849,765
96.524.140-K	Empresa Eléctrica Panguipulli S.A.	Energy sales	Less than 90 days	Common control	CH$	Chile	1,031,122	129,755	86,713
96.524.140-K	Empresa Eléctrica Panguipulli S.A.	Other services	Less than 90 days	Common control	CH$	Chile	-	198	198
96.880.800-1	Empresa Eléctrica Puyehue S.A.	Energy sales	Less than 90 days	Common control	CH$	Chile	-	64	64
Foreign	Enel Brasil S.A.	Other services	Less than 90 days	Associate	CH$	Brazil	2,068,594	2,097,313	-
Foreign	PH Chucas S.A.	Other services	Less than 90 days	Common control	CH$	Costa Rica	432,233	1,614,168	1,188,564
Foreign	Endesa Generación S.A.	Commodity derivatives	Less than 90 days	Common control	CH$	Spain	-	587,224	1,858,366
Foreign	Endesa Generación S.A.	Other services	Less than 90 days	Common control	UF	Spain	36,067	36,067	-
Foreign	Endesa Energía S.A.	Other services	Less than 90 days	Common control	CH$	Spain	-	-	232,867
76.126.507-5	Parque Eólico Talinay Oriente S.A.	Energy sales	Less than 90 days	Common control	CH$	Chile	16,994	142,926	59,786
76.126.507-5	Parque Eólico Talinay Oriente S.A.	Tolls	Less than 90 days	Common control	CH$	Chile	-	8	-
76.126.507-5	Parque Eólico Talinay Oriente S.A.	Other services	Less than 90 days	Common control	CH$	Chile	21075	-	-
Foreign	Endesa España S.A.	Other services	Less than 90 days	Common control	CH$	Spain	13,077	13,077	-
76.179.024-2	Parque Eólico Tal Tal S.A.	Energy sales	Less than 90 days	Common control	CH$	Chile	41,487	243,946	215,977
76.179.024-2	Parque Eólico Tal Tal S.A.	Other services	Less than 90 days	Common control	CH$	Chile	23,182	-	-
76.321.458-3	Almeyda Solar S.p.A.	Energy sales	Less than 90 days	Common control	CH$	Chile	50,594	98,353	91,443
76.321.458-3	Almeyda Solar S.p.A.	Other services	Less than 90 days	Common control	CH$	Chile	8,430	-	-
76.052.206-6	Parque Eólico Valle de los Vientos S.A.	Energy sales	Less than 90 days	Common control	CH$	Chile	75,956	81,377	125,727
76.052.206-6	Parque Eólico Valle de los Vientos S.A.	Other services	Less than 90 days	Common control	CH$	Chile	21,075	-	-
Foreign	Compania Energetica Veracruz S.A.C.	Other services	Less than 90 days	Common control	CH$	Peru	758,841	639,233	-
Foreign	Enel Italia Servizi SRL	Other services	Less than 90 days	Common control	CH$	Italy	8,144	8,144	-
Foreign	Enel S.p.A	Other services	Less than 90 days	Parent	CH$	Italy	125,960	125,960	-
Foreign	Enel Trade S.p.A	Commodity derivatives	Less than 90 days	Common control	CH$	Italy	20,751,713	22,321,017	20,397
Extranjera	Enel Trade S.p.A	Gas Sales	Less than 90 days	Common control	US$	Italy	21,484,590	-	-
Extranjera	Enel Trade S.p.A	Other services	Less than 90 days	Common control	US$	Italy	8,511	-	-
Foreign	Emgesa S.A.	Other services	Less than 90 days	Common control	CH$	Colombia	13,746	29,989	-
Foreign	Enel Generación Perú S.A.	Other services	Less than 90 days	Common control	CH$	Peru	-	1,328,268	-
76.412.562-2	Enel Green Power del Sur S.p.A	Energy sales	Less than 90 days	Common control	CH$	Chile	28,835	25,558	-
76.412.562-2	Enel Green Power del Sur S.p.A	Other services	Less than 90 days	Common control	CH$	Chile	131,594	-	-
96.920.110-0	Enel Green Power Chile Ltda.	Other services	Less than 90 days	Common control	CH$	Chile	162,594	-	-
Extranjera	Enel Green Power Colombia SAS	Other services	Less than 90 days	Common control	US$	Colombia	46,557	-	-
Extranjera	Chinango S.A.C.	Other services	Less than 90 days	Common control	US$	Perú	17,410	-	-
Extranjera	Enel Green Power Brasil	Other services	Less than 90 days	Common control	US$	Brazil	47,124	-	-
Extranjera	Enel Green Power Mexico	Other services	Less than 90 days	Common control	US$	México	152,495	-	-
Extranjera	Enel Green Power Perú	Other services	Less than 90 days	Common control	US$	Perú	177,478	-	-
Extranjera	Enel Green Power Italia	Other services	Less than 90 days	Common control	CH$	Italy	262,694	-	-
96.971.330-6	Geotérmica del Norte	Energy sales	Less than 90 days	Common control	CH$	Chile	10,096	-	-
96.971.330-6	Geotérmica del Norte	Other services	Less than 90 days	Common control	US$	Chile	82,830	-	-
		Total					109,797,820	82,727,781	68,867,726

a)	Accounts payable to related parties:
Payables to related parties							Balance as of
							12-31-2017		12-31-2016
Taxpayer ID	Company	Description of the transaction	Term of the transaction	Relationship	Currency	Country	Current	Non-Current	Current	Non-Current
No.							ThCh$	ThCh$	ThCh$	ThCh$
Foreign	Comercializadora de Energía del Mercosur S.A.	Other services	Less than 90 days	Associate	AR$	Argentina	-	-	13,574	-
96.800.570-7	Enel Distribución Chile S.A.	Other services	Less than 90 days	Common control	CH$	Chile	50,929	-	124	-
96.800.570-7	Enel Distribución Chile S.A.	Tolls	Less than 90 days	Common control	CH$	Chile	5,469,480	-	7,264,883	-
96.806.130-5	Electrogas S.A.	Other services	Less than 90 days	Associate	CH$	Chile	-	-	257,060	-
96.806.130-5	Electrogas S.A.	Tolls	Less than 90 days	Associate	CH$	Chile	-	-	74,388	-
76.536.353-5	Enel Chile S.A.	Other services	Less than 90 days	Parent	CH$	Chile	762,725	-	1,670,592	-
76.536.353-5	Enel Chile S.A.	Dividends	Less than 90 days	Parent	CH$	Chile	75,296,956	-	85,032,236	-
76.536.353-5	Enel Chile S.A.	Mercantile current account	Less than 90 days	Parent	CH$	Chile	985	-	39,211	-
94.271.000-3	Enel Américas S.A.	Other services	Less than 90 days	Parent	CH$	Chile	1,987	-	-	-
94.271.000-3	Enel Américas S.A.	Other services	Less than 90 days	Parent	CP$	Chile	-	-	14,457	-
76.418.940-K	GNL Chile S.A.	Gas purchase	Less than 90 days	Associate	CH$	Chile	8,100,426	-	4,872,264	-
76.107.186-6	Servicios Informáticos e Inmobiliarios Ltda.	Other services	Less than 90 days	Common control	CH$	Chile	-	-	682,650	-
96.524.140-K	Empresa Eléctrica Panguipulli S.A.	Energy purchase	Less than 90 days	Common control	CH$	Chile	2,568,900	-	1,285,768	-
Foreign	Endesa Generación S.A.	Carbon purchase	Less than 90 days	Common control	CH$	Spain	-	-	486,180	-
Foreign	Endesa Generación S.A.	Other services	Less than 90 days	Common control	CH$	Spain	236,925	-	379,731	-
Foreign	Endesa Generación S.A.	Commodity derivatives	Less than 90 days	Common control	CH$	Spain	-	-	-	-
Foreign	Enel Iberoamérica SRL	Other services	Less than 90 days	Parent	CH$	Spain	97,601	-	183,607	-
Foreign	Enel Produzione S.p.A.	Other services	Less than 90 days	Common control	CH$	Italy	6,768,023	318,518	-	-
Foreign	Enel Produzione S.p.A.	Other services	Less than 90 days	Common control	CH$	Italy	3,271,180	-	-	-
77.017.930-0	Transmisora Eléctrica de Quillota Ltda.	Other services	Less than 90 days	Joint Ventures	CH$	Chile	72,965	-	-	-
77.017.930-0	Transmisora Eléctrica de Quillota Ltda.	Tolls	Less than 90 days	Joint Ventures	CH$	Chile	70,984	-	332,709	-
Foreign	Enel Ingegneria & Ricerca S.p.A	Other services	Less than 90 days	Common control	CH$	Italy	-	-	6,343,845	251,527
76.126.507-5	Parque Eólico Talinay Oriente S.A.	Energy purchase	Less than 90 days	Common control	CH$	Chile	65,826	-	48,432	-
Foreign	Enel Brasil S.A.	Other services	Less than 90 days	Associate	CH$	Brazil	77,680	-	85,864	-
76.179.024-2	Parque Eólico Tal Tal S.A.	Energy purchase	Less than 90 days	Common control	CH$	Chile	2,105,036	-	2,171,862	-
76.321.458-3	Almeyda Solar S.p.A	Energy purchase	Less than 90 days	Common control	CH$	Chile	9,365	-	2,283	-
76.052.206-6	Parque Eólico Valle de los Vientos S.A.	Energy purchase	Less than 90 days	Common control	CH$	Chile	1,261,153	-	475	-
Foreign	Enel S.p.A	Other services	Less than 90 days	Parent	Euro	Italy	128,811	-	79,990	-
Foreign	Enel Trade S.p.A	Commodity derivatives	Less than 90 days	Common control	CH$	Italy	4,184,469	-	1,103,206	-
Foreign	Enel Trade S.p.A	Other services	Less than 90 days	Common control	CH$	Italy	798,030	-	571,754	-
76.412.562-2	Enel Green Power del Sur S.p.A	Energy purchase	Less than 90 days	Common control	CH$	Chile	10,323,525	-	7,406,880	-
76.412.562-2	Enel Green Power del Sur S.p.A	Tolls	Less than 90 days	Common control	CH$	Chile	-	-	42,901	-
76.412.562-2	Enel Green Power del Sur S.p.A	Other services	Less than 90 days	Common control	CH$	Chile	-	-	87,448	-
Foreign	Enel Produzione S.p.A.	Other services	Less than 90 days	Common control	Euro	Italy	-	-	483,665	-
76.722.488-5	Empresa de Transmisión Chena S.A.	Energy purchase	Less than 90 days	Common control	CH$	Chile	43,457	-	-	-
76.722.488-5	Empresa de Transmisión Chena S.A.	Tolls	Less than 90 days	Common control	CH$	Chile	174,766	-	-	-
76.250.019-1	Enel Green Power Chile Ltda.	Other services	Less than 90 days	Common control	CH$	Chile	80,231	-	-	-
Extranjera	Enel Green Power Italia	Other services	Less than 90 days	Common control	CH$	Italy	357,579	-	-	-
Extranjera	Enel Trading Argentina S.R.L.	Other services	Less than 90 days	Associate	AR$	Argentina	13,574	-	-	-
Extranjera	Enel Italia Servizi SRL	Other services	Less than 90 days	Common control	CH$	Italy	469,376	-	-	-
		Total					122,862,944	318,518	121,018,039	251,527

F-1

Summary of Significant Transactions and Effect on Income or Expenses

Transactions with related parties that are not consolidated and their effects on profit or loss are as follows: :

Transactions with effects on income/expenses					For the years ended
Taxpayer ID No.					12-31-2017	12-31-2016	12-31-2015
	Company	Relationship	Description of Transaction	Country	ThCh$	ThCh$	ThCh$
96.800.570-7	Enel Distribución Chile S.A.	Common control	Energy sales	Chile	374,922,466	374,962,639	337,882,270
96.800.570-7	Enel Distribución Chile S.A.	Common control	Tolls	Chile	4,884,387	4,995,271	2,279,074
96.800.570-7	Enel Distribución Chile S.A.	Common control	Services provided	Chile	1,592,105	12,453	-
96.783.910-8	Empresa Eléctrica de Colina Ltda.	Common control	Electricity tolls	Chile	59,105	42,779	21,641
96.783.910-8	Empresa Eléctrica de Colina Ltda.	Parent	Services provided	Chile	652	2,233	-
94.271.000-3	Enel Américas S.A.	Parent	Services provided	Chile	387,924	498,284	1,467,189
94.271.000-3	Enel Américas S.A.	Parent	Loans	Chile	-	(1,589,749)	(4,545,877)
94.271.000-3	Enel Américas S.A.	Parent	Services received	Chile	-	(979,655)	(6,283,408)
76.536.353-5	Enel Chile S.A. (*)	Parent	Services provided	Chile	-	1,134,766	-
76.536.353-5	Enel Chile S.A. (*)	Parent	Loans	Chile	(754,401)	(420,867)	-
76.536.353-5	Enel Chile S.A. (*)	Parent	Services received	Chile	(11,433,038)	(5,148,683)	-
Foreign	Empresa Distribuidora Sur S.A.	Common control	Services received	Argentina	-	(151,365)	(1,281,486)
Foreign	Empresa Distribuidora Sur S.A.	Common control	Energy sales	Argentina	-	1,879	15,903
96.800.460-3	Luz Andes Ltda.	Common control	Electricity tolls	Chile	6,585	6,294	1,907
Foreign	Compañía Distribuidora y Comercializadora de Energía S.A.	Common control	Energy sales	Colombia	-	19,901,620	69,490,689
Foreign	Compañía Distribuidora y Comercializadora de Energía S.A.	Common control	Energy purchase	Colombia	-	(128,794)	(838,185)
Foreign	Compañía Distribuidora y Comercializadora de Energía S.A.	Common control	Services provided	Colombia	-	15,714	97,342
Foreign	Compañía Distribuidora y Comercializadora de Energía S.A.	Common control	Services received	Colombia	3,844	(17,587)	(142,605)
Foreign	Compañía Distribuidora y Comercializadora de Energía S.A.	Common control	Loans	Colombia	-	11,355	(12,947)
Foreign	Compañía Distribuidora y Comercializadora de Energía S.A.	Common control	Electricity tolls	Colombia	-	(3,864,016)	(24,597,268)
Foreign	Comercializadora de Energía del Mercosur S.A.	Associate	Services received	Argentina	-	(56,368)	(525,165)
Foreign	Empresa de Distribución Eléctrica de Lima Norte S.A.A.	Common control	Energy sales	Peru	-	16,304,643	71,454,196
Foreign	Empresa de Distribución Eléctrica de Lima Norte S.A.A.	Common control	Electricity tolls	Peru	-	(102,171)	(523,969)
Foreign	Empresa de Distribución Eléctrica de Lima Norte S.A.A.	Common control	Services provided	Peru	-	4,889,644	-
Foreign	Empresa de Distribución Eléctrica de Lima Norte S.A.A.	Common control	Services received	Peru	-	-	16,442,636
Foreign	Endesa Latinoamericana S.A.	Common control	Services received	Spain	-	(12,388)	(1,747)
Foreign	Enel Brasil S.A.	Associate	Services provided	Brazil	-	2,044,935	(89,075)
Foreign	Endesa Generación S.A.	Common control	Fuel consumption	Spain	-	(66,297,066)	-
Foreign	Endesa Generación S.A.	Common control	Commodity derivatives	Spain	-	-	(15,030,911)
Foreign	Endesa Generación S.A.	Common control	Services received	Spain	-	-	(2,144,063)
Foreign	Endesa Generación S.A.	Common control	Services provided	Spain	-	-	(23,329)
Foreign	Enel Generación Piura S.A.	Common control	Energy sales	Peru	-	34,935	320,120
Foreign	Enel Generación Piura S.A.	Common control	Energy purchase	Peru	-	(308,224)	(2,337,992)
Foreign	Enel Generación Piura S.A.	Common control	Services provided	Peru	98,421	222,826	608,437
Foreign	Enel Generación Piura S.A.	Common control	Services received	Peru	-	-	(192)
Foreign	Enel Generación Piura S.A.	Common control	Loans	Peru	(135)	(520)	(27,502)
Extranjera	Enel Perú S.A.C.	Common control	Services received	Peru	(181)	-	-
Foreign	Generalima S.A.	Common control	Services provided	Peru	7,405	108,817	151,907
Foreign	Empresa de Energía de Cundinamarca S.A.	Common control	Electricity tolls	Colombia	-	(194,805)	(1,076,426)
Foreign	Empresa de Energía de Cundinamarca S.A.	Common control	Energy sales	Colombia	-	1,161,383	4,239,620
76.788.080-4	GNL Quintero S.A.	Associate	Energy sales	Chile	-	2,356,971	3,260,734
76.788.080-4	GNL Quintero S.A.	Associate	Services received	Chile	-	(37,162)	-
76.788.080-4	GNL Quintero S.A.	Associate	Services provided	Chile	-	960,390	650,390
76.788.080-4	GNL Quintero S.A.	Associate	Electricity tolls	Chile	-	(71,599)	151,088
Foreign	Compañía de Transmisión del Mercosur S.A.	Common control	Electricity tolls	Argentina	-	(95,813)	(811,173)
76.418.940-K	GNL Chile S.A.	Associate	Gas consumption	Chile	(194,163,392)	(116,391,269)	(123,964,573)
76.418.940-K	GNL Chile S.A.	Associate	Loans	Chile	-	(436)	81,749
76.418.940-K	GNL Chile S.A.	Associate	Gas transportation	Chile	-	(49,418,058)	(52,195,582)
76.418.940-K	GNL Chile S.A.	Associate	Services provided	Chile	85,274	82,762	54,377
76.107.186-6	Servicios Informáticos e Inmobiliarios Ltda.	Common control	Services received	Chile	(490,193)	(925,095)	(826,358)

Summary of Compensation Paid to Members of the Board of Directors

The following tables show details of the compensation paid to the members of the Board of Directors for the years ended December 31, 2017, 2016 and 2015:

For the year ended 12-31-2017
			Enel Generación Board	Board of	Directors’ Committee
Name	Position	Period in Position		Subsidiaries
			ThCh$	ThCh$	ThCh$
Giuseppe Conti (*)	Chairman	01-01-2017 to 12-31-2017	-	-	-
Francesco Giorgianni (*)	Director	01-01-2017 to 12-31-2017	-	-	-
Francesco Buresti (3) (*)	Director	01-01-2017 to 06-27-2017	-	-	-
Enrique Cibié Bluth	Director	01-01-2017 to 12-31-2017	95,729	-	32,648
Jorge Atton Palma	Director	01-01-2017 to 12-31-2017	95,729	-	32,648
Julio Pellegrini Vial	Director	01-01-2017 to 12-31-2017	95,729	-	32,648
Mauro Di Carlo (*)	Director	01-01-2017 to 12-31-2017	-	-	-
Umberto Magrini (*)	Director	01-01-2017 to 12-31-2017	-	-	-
Luca Noviello (*)	Director	01-01-2017 to 12-31-2017	-	-	-
Fabrizio Barderi (4) (*)	Director	08-28-2017 to 12-31-2017	-	-	-
Total			287,187	-	97,944

For the year ended 12-31-2016
			Enel Generación Board	Board of	Directors’
Name	Position	Period in Position		Subsidiaries	Committee
			ThCh$	ThCh$	ThCh$
Giuseppe Conti (1) (*)	Chairman	4-27-16 to 12-31-16	-	-	-
Enrico Viale (1) (*)	Chairman	1-1-16 to 4-27-16	-	-	-
Francesco Giorgianni (2) (*)	Vice-Chairman	4-27-16 to 12-31-16	-	-	-
Ignacio Mateo Montoya (2) (*)	Vice-Chairman	1-1-16 to 4-27-16	-	-	-
Francesco Buresti (*)	Director	1-1-16 to 12-31-16	-	-	-
Enrique Cibié Bluth	Director	1-1-16 to 12-31-16	98,102	-	29,796
Jorge Atton Palma	Director	1-1-16 to 12-31-16	98,102	-	29,796
Julio Pellegrini Vial (3)	Director	4-27-16 to 12-31-16	73,864	-	23,162
Mauro Di Carlo (3) (*)	Director	4-27-16 to 12-31-16	-	-	-
Umberto Magrini (3) (*)	Director	4-27-16 to 12-31-16	-	-	-
Luca Noviello (3) (*)	Director	4-27-16 to 12-31-16	-	-	-
Felipe Lamarca Claro (3)	Director	1-1-16 to 4-27-16	28,744	-	6,634
Isabel Marshall Lagarrigue (3)	Director	1-1-16 to 4-27-16	28,744	-	-
Vittorio Vagliasindi (3) (*)	Director	1-1-16 to 4-27-16	-	-	-
Francesca Gostinelli (3) (*)	Director	1-1-16 to 4-27-16	-	-	-
Total			327,556	-	89,388

		For the year ended 12-31-2015
Name	Position	Period in Position	Company Board	Board of Subsidiaries	Directors Committee
			ThCh$	ThCh$	ThCh$
Enrico Viale	Chairman	1-1-15 to 12-31-15	-	-	-
Ignacio Mateo Montoya	Vice Chairman	1-1-15 to 12-31-15	-	-	-
Francesco Buresti	Director	1-1-15 to 12-31-15	-	-	-
Felipe Lamarca Claro	Director	1-1-15 to 12-31-15	91,432	-	32,038
Enrique Cibié Bluth	Director	1-1-15 to 12-31-15	91,432	-	32,038
Susana Carey Claro	Director	1-1-15 to 4-27-15	18,065	-	7,336
Isabel Marshall Lagarrigue	Director	1-1-15 to 12-31-15	91,432	-	-
Vittorio Vagliasindi	Director	1-1-15 to 12-31-15	-	-	-
Alfredo Arahuetes García	Director	1-1-15 to 4-27-15	18,065	-	-
Jorge Atton Palma	Director	4-27-15 to 12-31-15	73,366	-	24,454
Francesca Gostinelli	Director	4-27-15 to 12-31-15	-	-	-
TOTAL			383,792	-	95,866

(1)	Mr. Giuseppe Conti became Chairman on April 27, 2016, replacing Mr. Enrico Viale.
(2)	Mr. Francesco Giorgianni became Vice-Chairman on April 27, 2016 replacing Ignacio Mateo Montoya.
(3)

Mr. Julio Pellegrini Vial, Mr. Mauro Di Carlo, Mr. Umberto Magrini and Mr. Luca Noviello became Directors on April 27, 2016, replacing Mr. Felipe Lamarca Claro, Ms. Isabel Marshall Lagarrigue, Mr. Vittorio Vagliasindi and Ms. Francesca Gostinelli.

(4)	Mr. Fabrizio Barderi was appointed as Director on August 28, 2017, replacing Mr. Francesco Buresti.
(5)

Mr. Julio Pellegrini Vial, Mr. Mauro Di Carlo, Mr. Umberto Magrini and Mr. Luca Noviello became Directors on April 27, 2016, replacing Mr. Felipe Lamarca Claro, Ms. Isabel Marshall Lagarrigue, Mr. Vittorio Vagliasindi and Ms. Francesca Gostinelli.

(*)

Mr. Giuseppe Conti, Mr. Enrico Viale, Mr. Francesco Giorgianni, Mr. Ignacio Mateo Montoya, Mr. Francesco Buresti, Mr. Mauro Di Carlo, Mr. Umberto Magrini, Mr. Luca Noviello, Mr. Vittorio Vagliasindi, Ms. Francesca Gostinelli and Mr. Fabrizio Barderi waived their fees and allowances due as the Company’s Directors.

Summary of Key Management Personnel
a)	Compensation received by key management personnel

Chilean	Company Executives
ID No.	Name	Position
24.789.926-K	Valter Moro	Chief Executive Officer
13.226.963-7	Juan Alejandro Candia Narvaez (1)	Planning and Control Officer
7.012.475-0	Raúl Arteaga Errazuriz	Chief Financial Officer
8.586.744-K	Luis Alberto Vergara Adamides	Human Resources Officer
7.776.718-5	Luis Ignacio Quiñones Sotomayor	General Counsel
11.629.179-7	Humberto Espejo Paluz	Marketing and Trading Officer
13.191.190-4	Claudio Helfmann Soto	Business Development Officer
11.565.097-1	Bernardo Canales Fuenzalida	Engineering and Construction Officer
25.467.930-5	Michele Siciliano (5)	Chilean Thermal Generation Officer
10.939.381-9	Claudio Ordenes Tirado (5)	Engineering and Thermal Construction Officer
8.803.928-9	Carlo Carvallo Artigas (5)	Chilean Hydroelectric Generation Officer

(1)	On April 1, 2017, Mr. Juan Alejandro Candia Narváez was appointed as Planning and Controlling Officer replacing Mr. Jorge Burlando Bonino.

Summary of Compensation Received by Key Management Personnel

The compensation of key management personnel for the years ended December 31, 2017, 2016 and 2015 is detailed as follows:

	For the years ended
Remuneration of the Key Management Personnel	12-31-2017	12-31-2016	12-31-2015
	ThCh$	ThCh$	ThCh$
Cash compensation	2,057,900	1,865,334	1,581,984
Short-term benefits for employees	550,238	553,550	460,027
Other long-term benefits	321,692	252,533	695,840
TOTAL	2,929,830	2,671,417	2,737,851